Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (25,090)	$ (1,925)	$ 96,497
Prepaid expenses and other	(30,808)	3,118	9,690
Accounts payable	8,929	(14,499)	(10,705)
Accrued liabilities and other	32,215	118,137	(44,748)
Total	$ (14,754)	$ 104,831	$ 50,734